Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Interest income	¥ 1,747,654	¥ 1,780,370	¥ 2,407,045
Interest expense	303,716	397,245	1,090,730
Net interest income	1,443,938	1,383,125	1,316,315
Fee and commission income	1,248,225	1,174,382	1,147,132
Fee and commission expense	209,762	201,723	203,822
Net fee and commission income	1,038,463	972,659	943,310
Net trading income	280,339	237,746	134,069
Net income (loss) from financial assets and liabilities at fair value through profit or loss	200,249	280,012	(21,939)
Net investment income	65,744	153,820	176,464
Other income	108,727	138,223	155,631
Total operating income	3,137,460	3,165,585	2,703,850
Impairment charges on financial assets	279,978	282,486	259,938
Net operating income	2,857,482	2,883,099	2,443,912
General and administrative expenses	1,801,621	1,679,115	1,696,386
Other expenses	368,559	283,879	488,806
Operating expenses	2,170,180	1,962,994	2,185,192
Share of post-tax profit (loss) of associates and joint ventures	(10,838)	36,373	24,031
Profit before tax	676,464	956,478	282,751
Income tax expense	161,389	251,402	51,768
Net profit	515,075	705,076	230,983
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	499,573	687,483	200,052
Non-controlling interests	4,771	4,471	18,567
Other equity instruments holders	¥ 10,731	¥ 13,122	¥ 12,364
Earnings per share:
Basic	¥ 364.46	¥ 501.73	¥ 145.48
Diluted	¥ 364.31	¥ 501.49	¥ 145.39